EQUITY - Schedule of balance of other sundry reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Sundry Reserves [Roll Forward]
Opening balance	$ 39
Transactions with non-controlling interest	(1,043,228)	$ (292,824)	$ (120,475)
Closing balance	39	39
Other Sundry Reserves
Other Sundry Reserves [Roll Forward]
Opening balance	(1,169,506)	(1,170,016)	(1,972,651)
Transactions with non-controlling interest	0	0	5,074
Legal reserves	0	0	0
Other sundry reserves	0	0	(14,401)
Others increases (Decreases)	(19,505)	510	811,962
Closing balance	$ (1,189,011)	$ (1,169,506)	$ (1,170,016)